General_Unconsolidated companies with more than 50 Percent ownership interests (Details)		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017
Golden Bridge NHN Online Private Equity Investment
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Golden Bridge NHN Online Private Equity Investment	[1]	Golden Bridge NHN Online Private Equity Investment
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		60.00%		60.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Mirae Asset Maps Clean Water Private Equity Investment Trust Seventh
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Mirae Asset Maps Clean Water Private Equity Investment Trust 7th	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		57.10%		59.70%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Kiwoom Yonsei Private Equity Investment Trust	[1]	Kiwoom Yonsei Private Equity Investment Trust
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		88.30%		88.90%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Hana Walmart Real Estate Investment Trust 41-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		Hana Walmart Real Estate Investment Trust 41-1	[1]	Hana Walmart Real Estate Investment Trust 41-1
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		77.00%		90.10%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
IGIS Global Private Placement Real Estate Fund No. 148-1
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		IGIS Global Private Placement Real Estate Fund No. 148-1	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		75.00%		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
IGIS Global Private Placement Real Estate Fund No. 148-2
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary		IGIS Global Private Placement Real Estate Fund No. 148-2	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2
Location		Korea		Korea
Main business		Securities Investment		Securities Investment
Percentage of ownership		75.00%		75.00%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.		The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Mirae Asset Seoul Ring Expresway Private Special Asset Fund I
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund I
Location		Korea
Main business		Securities Investment
Percentage of ownership		66.20%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Hangkang Sewage Treament Plant Fund
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Hangkang Sewage Treatment Plant Fund
Location		Korea
Main business		Securities Investment
Percentage of ownership		55.60%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.
Consus KyungJu Green Private Placement Real Estate Fund 1st
Disclosure of information about unconsolidated subsidiaries [Line Items]
Name of subsidiary	[1]	Consus KyungJu Green Private Placement Real Estate Fund 1st
Location		Korea
Main business		Securities Investment
Percentage of ownership		52.40%
Description of reason why entity with more than half of voting power directly or indirectly owned which is not subsidiary due to absence of control	[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.

[1]	The Group owns the majority ownership interest in these structured entities, but has no power on the investees’ relevant activities. As results, it is deemed that the Group has no power or control on the structured entities.